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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:

This Amendment: (Check only one:): [_] is a restatement
                                   [_] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7030 South Yale, Suite 600
         Tulsa, OK 74136

Form 13F File Number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

SIGNATURE, PLACE, AND DATE OF SIGNING:

   /s/ Robert Thomas              Tulsa, OK              February 1, 2012
-------------------------  -------------------------  ------------------------
      [Signature]               [City, State]                 [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $ 682,800
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE
                            AS OF DECEMBER 31, 2011

COLUMN 1              COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
--------              --------  --------- -------- -------------------  ----------  -------- ---------------------
                                                                                               VOTING AUTHORITY
                      TITLE OF            VALUE X   SHRS OR  SH/  PUT/  INVESTMENT   OTHER   ---------------------
NAME OF ISSUER         CLASS     CUSIP     $1000    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------        --------  --------- -------- --------- ---  ----- ----------  -------- --------- ------ ----
BOK Financial         Common    05561Q201 262,320  4,775,534 SH           Sole               4,775,534
Unit Corporation      Common    909218109 222,501  4,795,271 SH           Sole               4,795,271
Anadarko Petroleum    Common    032511107 122,357  1,603,000 SH           Sole               1,603,000
Petroleo Brasileiros  Common    71654V408  54,645  2,199,000 SH           Sole               2,199,000
Sandridge             Common    80007P907  16,942  6,670,000 SH   Call    Sole               6,670,000
Shaw Group            Common    820280105   4,035    150,000 SH           Sole                 150,000